Statements of Changes in Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 32,500	$ 36,811	$ (108,430)	$ (39,119)
Beginning Balance, Shares at Dec. 31, 2011	32,500,000
Net loss			(478,170)	(478,170)
Ending Balance, Amount at Dec. 31, 2012	32,500	36,811	(586,600)	(517,289)
Beginning Balance, Shares at Dec. 31, 2012	32,500,000
Sale of common shares, Amount	10,000	2,199,600		2,209,600
Sale of common shares, Shares	10,000,000
Issuance of common shares in reverse merger acquisition, Amount	10,844	(10,844)
Issuance of common shares in reverse merger acquisition, Shares	10,844,000
Debt assumed as part of reverse merger		(210,000)		(210,000)
Retirement of shares returned from stockholder, Amount	(1,600)	1,600
Retirement of shares returned from stockholder, Shares	(1,600,000)
Issuance of common shares, Amount	1,650	823,350		825,000
Issuance of common shares, Shares	1,650,000
Stock based compensation		235,000		235,000
Net loss			(9,427,558)	(20,706,448)
Balance as previously filed, Amount	53,394	3,075,517	(10,014,158)	(6,885,247)
Balance as previously filed, Shares	53,394,000
Issuance of common shares		1,451,621		1,451,621
Stock based compensation		200,000		200,000
Net loss			(11,278,890)	(11,278,890)
Ending Balance, Amount at Dec. 31, 2013	$ 53,394	$ 4,727,138	$ (21,293,048)	$ (16,512,516)
Ending Balance, Shares at Dec. 31, 2013	53,394,000